Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Material Accounting Policies	Material Accounting Policies
3.1 Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee.
Specifically, the Company controls an investee if and only if the Company has:
•Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);
•Exposure, or rights, to variable returns from its involvement with the investee; and
•The ability to use its power over the investee to affect its returns.
When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•The contractual arrangements with the other vote holders of the investee;
•Rights arising from other contractual arrangements; and
•The Company’s voting rights and potential voting rights.
The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.
Profit or loss and each component of OCI are attributed to the equity holders of the parent of the Company and the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full-on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it:
•Derecognizes the assets (including goodwill) and liabilities of the subsidiary.
•Derecognizes the carrying amount of any non-controlling interests.
•Derecognizes the cumulative translation differences recorded in equity.
•Recognizes the fair value of the consideration received.
•Recognizes the fair value of any investment retained.
•Recognizes any surplus or deficit in profit or loss.
•Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities.
3.1.1 Acquisitions of non-controlling interests
Acquisitions of non-controlling interests are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result. Adjustments to non-controlling interests arising from transactions that do not involve the loss of control are measured at carrying amount and reflected in equity as part of additional paid-in capital.
3.2 Business combinations
Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Company. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or the proportionate share of the acquiree’s identifiable net assets.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the Company’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets of the acquiree and the liabilities assumed. If the net of the acquisition-date amounts of the identifiable assets of the acquiree and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Company’s previously held an interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Costs, other than those associated with the issuance of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.
Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not remeasured, and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent considerations are recognized in consolidated net income.
Indemnification assets are recognized at the acquisition date on the same basis as the indemnified liability subject to any contractual limitations.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items in which the accounting is incomplete and discloses that its allocation is preliminary. Those provisional amounts are adjusted retrospectively during the measurement period (not greater than 12 months from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.
Sometimes obtaining control of an acquiree in which equity interest is held immediately before the acquisition date is considered as a business combination achieved in stages also referred to as a step acquisition. The Company remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss. Also, the changes in the value of equity interest in the acquiree recognized in OCI is recognized on the same basis as required if the Company had disposed directly of the previously held equity interest, see Note 3.13.
The acquisition method of accounting for a business combination applies to those combinations that may take the following forms:
(a)The acquiree repurchases a sufficient number of its shares for the Company to obtain control.
(b)Minority veto rights that previously kept the Company from controlling an acquiree in which it held the majority voting rights expire.
(c)The Company and the acquiree agree to combine their businesses by contract alone in which it transfers no consideration in exchange for control and no equity interest is held in the acquiree, either on the acquisition date or previously.
3.3 Foreign currencies, consolidation of foreign subsidiaries and accounting of equity method accounted investees
In preparing the financial statements of each subsidiary and accounting for equity method accounted investees, transactions in currencies other than the individual entity’s functional currency (foreign currencies) are recognized at the exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-measured.
Exchange differences on monetary items are recognized in the consolidated net income in the period in which they arise except for:
•The variations in the net investment in foreign subsidiaries generated by exchange rate fluctuation which are included in OCI, which is recorded in equity as part of cumulative translation adjustment within the accumulated other comprehensive income; and
•Exchange differences on transactions entered into to hedge certain foreign currency risks.
Foreign exchange differences on monetary items are recognized in profit or loss. Their classification in the consolidated income statements depends on their nature. Differences arising from fluctuations related to operating activities are presented in the “other expenses” line (see Note 20) while fluctuations related to non-operating activities such as financing activities are presented as part of the “foreign exchange gain (loss)” line in the consolidated income statements.
For incorporation into the Company’s consolidated financial statements, each foreign subsidiary, associate or joint venture’s individual financial statements are translated into Mexican pesos, as follows:
•For entities operating in hyperinflationary economic environments, the inflation effects of the origin country are recognized under IAS 29, Financial Reporting in Hyperinflationary Economies, and subsequently translated into Mexican pesos using the year-end exchange rate for the consolidated statements of financial position and consolidated income statements and comprehensive income; and
•For entities operating in non-hyperinflationary economic environments, assets and liabilities are translated into Mexican pesos using the year-end exchange rate, equity is translated into Mexican pesos using the historical exchange rate, and the consolidated income statements and comprehensive income are translated using the exchange rate at the date of each transaction. The Company uses the average exchange rate of each month if the exchange rate does not fluctuate significantly.
In addition, in relation to a partial disposal of a subsidiary that does not result in the Company losing control over the subsidiary, the proportionate share of exchange differences on translation of foreign subsidiaries and associates are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e., partial disposals of associates or joint ventures that do not result in the Company losing significant influence or joint control), the proportionate share of the exchange differences on translation of foreign subsidiaries and associates is reclassified to profit or loss.
Goodwill and fair value adjustments on identifiable assets and liabilities acquired arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Foreign exchange differences arising are recognized in equity as part of the cumulative translation adjustment.
The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for			Exchange Rate as of
	Functional /				December 31, 2025	December 31, 2024
Country or Zone	Recording Currency	2025	2024	2023
Guatemala	Quetzal	2.50	2.36	2.27	2.34	2.63
Costa Rica	Colon	0.04	0.04	0.03	0.04	0.04
Panama	U.S. dollar	19.23	18.30	17.77	17.97	20.27
Colombia	Colombian peso	0.005	0.004	0.004	0.005	0.005
Nicaragua	Cordoba	0.53	0.50	0.49	0.49	0.55
Argentina	Argentine peso	0.02	0.02	0.07	0.01	0.02
Brazil	Reais	3.44	3.40	3.56	3.27	3.27
Chile	Chilean peso	0.02	0.02	0.02	0.02	0.02
Euro Zone	Euro (€)	21.66	19.82	19.19	21.12	21.29
Peru	Nuevo Sol	5.38	4.87	4.74	5.33	5.38
Ecuador	U.S. dollar	19.23	18.30	17.77	17.97	20.27
United States	U.S. dollar	19.23	18.30	17.77	17.97	20.27
Uruguay	Uruguayan peso	0.47	0.46	0.46	0.46	0.46
Switzerland	Swiss franc	23.13	20.78	19.77	22.65	22.43

(1)Exchange rates published by the Central Bank of each country where the Company operates, except for Panama and Ecuador.
3.4 Recognition of the effects of inflation in countries with hyperinflationary economic environments and other inflationary economic environments
The Company recognizes the effects of inflation on the financial information of its subsidiaries that operate in hyperinflationary economic environments (when cumulative inflation of the three preceding years is approaching, or exceeds, 100% or more in addition to other qualitative factors), which consists of:
•Using inflation factors to restate non-monetary assets, such as inventories, property, plant and equipment, net, intangible assets, net including related costs and expenses when such assets are consumed or depreciated;
•Applying the appropriate inflation factors to restate capital stock, additional paid-in capital, net income, retained earnings and items of other comprehensive income by the necessary amount to maintain the purchasing power equivalent in the currency of the subsidiary on the dates such capital was contributed, or income was generated up to the date the consolidated financial statements are presented; and
•Including the monetary position gain or loss in the consolidated income statements in the caption “Gain on monetary position for subsidiaries in hyperinflationary economies”.
The Company restates the financial information of the Argentine subsidiary that operates in a hyperinflationary economic environment using the consumer price index (“CPI”) of the country.
As of December 31, 2025, 2024, and 2023, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2023 - 2025	Type of Economy	Cumulative Inflation 2022 - 2024	Type of Economy	Cumulative Inflation 2021 - 2023	Type of Economy
Mexico	13.1%	Non-hyperinflationary	17.6%	Non-hyperinflationary	21.1%	Non-hyperinflationary
Guatemala	7.7%	Non-hyperinflationary	15.7%	Non-hyperinflationary	17.3%	Non-hyperinflationary
Costa Rica	(2.2)%	Non-hyperinflationary	6.9%	Non-hyperinflationary	9.5%	Non-hyperinflationary
Panama	1.9%	Non-hyperinflationary	3.8%	Non-hyperinflationary	6.7%	Non-hyperinflationary
Colombia	20.8%	Non-hyperinflationary	30.0%	Non-hyperinflationary	30.6%	Non-hyperinflationary
Nicaragua	11.5%	Non-hyperinflationary	21.2%	Non-hyperinflationary	26.3%	Non-hyperinflationary
Argentina (a)	792.1%	Hyperinflationary	1221.0%	Hyperinflationary	815.6%	Hyperinflationary
Brazil	14.4%	Non-hyperinflationary	16.0%	Non-hyperinflationary	21.8%	Non-hyperinflationary
Euro Zone	7.5%	Non-hyperinflationary	15.1%	Non-hyperinflationary	18.0%	Non-hyperinflationary
Chile	12.4%	Non-hyperinflationary	22.5%	Non-hyperinflationary	25.6%	Non-hyperinflationary
Peru	6.9%	Non-hyperinflationary	14.2%	Non-hyperinflationary	19.2%	Non-hyperinflationary
Ecuador	3.8%	Non-hyperinflationary	5.7%	Non-hyperinflationary	7.2%	Non-hyperinflationary
United States	9.2%	Non-hyperinflationary	13.2%	Non-hyperinflationary	17.8%	Non-hyperinflationary
Uruguay	14.9%	Non-hyperinflationary	20.1%	Non-hyperinflationary	22.9%	Non-hyperinflationary
Germany	1.7%	Non-hyperinflationary	8.5%	Non-hyperinflationary	24.1%	Non-hyperinflationary
Netherlands	8.3%	Non-hyperinflationary	15.5%	Non-hyperinflationary	19.1%	Non-hyperinflationary
Austria	11.8%	Non-hyperinflationary	18.7%	Non-hyperinflationary	21.3%	Non-hyperinflationary
Luxembourg	21.6%	Non-hyperinflationary	14.3%	Non-hyperinflationary	17.3%	Non-hyperinflationary
Switzerland	(10.3)%	Non-hyperinflationary	5.3%	Non-hyperinflationary	6.2%	Non-hyperinflationary
a)    Argentina
Beginning on July 1, 2018, Argentina became a hyperinflationary economy because, among some other economic factors, the last three years’ cumulative inflation in Argentina exceeded 100% according to the several economic indices that exist in the country. The financial information for the Company’s Argentine subsidiary has been adjusted to recognize the inflationary effects since January 1, 2018 through:
•Using inflation factors to restate non-monetary assets, such as inventories, property, plant and equipment, net, intangible assets, net, including related costs and expenses when such assets are consumed or depreciated.
•Recognizing the monetary position gain or loss in the consolidated net income.
The FACPCE (Federación Argentina de Consejos Profesionales de Ciencias Económicas) approved on September 29, 2018 and published on October 5, 2018, a resolution which defines, among other things, that the index price to determine the restatement coefficient (Based on a series that applies the Consumer Price Index (“CPI”) from January 2017 with the Wholesale Domestic Price Index (“WDPI”) until this date, and computing November and December 2015 using the CPI- of Ciudad del Gran Buenos Aires (“CGBA”) variation).
3.5 Cash and cash equivalents and restricted cash
Cash is comprised of deposits in bank accounts that generate interest on the available balance. Cash equivalents are mainly represented by short-term bank deposits and fixed-income investments (overnight), both with maturities of three months or less, and their carrying values approximate fair value. All credit card, debit card and electronic transfer transactions that are processed in less than 1.5 days are classified as cash and cash equivalents. The amount due from banks for these transactions classified as cash and cash equivalents amounts to Ps. 4,200 and Ps. 3,971 as of December 31, 2025 and, 2024, respectively.
The Company also maintains restricted cash which is pledged as collateral to meet certain contractual obligations. Restricted cash is presented within other current financial assets given that, by their nature, the restrictions are short-term (Note 9.2).
3.6 Investments
The investments include debt securities and bank deposits with a maturity of more than three months but less than twelve as of the acquisition date.
Management determines the appropriate classification of investments at the time of purchase and evaluates that classification at the date of each statement of financial position, see Note 6.
3.7 Financial assets
Financial assets are classified within the following business models depending on management’s objective: (i) “held to maturity to recover cash flows,” (ii) “held to maturity and to sell financial assets” and (iii) “others or held for trading,” including derivatives designated as hedging instruments in an effective hedge, as appropriate. The classification depends on the nature and purpose of holding the financial assets and is determined at the time of initial recognition.
The Company performs a portfolio–level assessment of the business model in which a financial asset is managed to accomplish the Company’s risk management purposes. The information that is considered within the evaluation includes:
•The policies and objectives of the Company about the portfolio and the practical implementation of policies;
•Performance and evaluation of the Company’s portfolio including accounts receivable;
•Risks that affect the performance of the business model and how those risks are managed;
•Any compensation related to the performance of the portfolio; and
•Frequency, volume and timing of sales of financial assets in previous periods together with the reasons for said sales and expectations regarding future sales activities.
The Company’s financial assets include cash, cash equivalents and restricted cash, investments with maturities of more than three months and accounts receivable, derivative financial instruments and other financial assets.
For the initial recognition of a financial asset, the Company measures it at fair value plus the transaction costs that are directly attributable to the purchase thereof, if said asset is not measured at fair value through profit or loss. Accounts receivable that do not have a significant financing component are measured and recognized at the transaction price. The rest of the financial assets are recognized only when the Company is part of the contractual provisions of the instrument.
The fair value of an asset is measured using assumptions that would be used by market participants when valuing the asset, assuming that the transaction is orderly and takes place in the principal or the most advantageous market for the asset.
Financial assets are classified, at initial recognition, as measured at: amortized cost, fair value with changes in other comprehensive income – debt or equity investments – and fair value through profit or loss. The classification depends on the objective by which the financial asset is acquired.
Financial assets are not reclassified after their initial recognition unless the Company changes the business model to manage the financial assets; in which case, all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
3.7.1 Financial assets at amortized cost
A financial asset is measured at amortized cost if it meets the following two conditions and is not designated as fair value through profit and loss (“FVTPL”):
•It’s managed within a business model whose objective is to maintain financial assets to recover the contractual cash flows; and
•The contractual terms are only payments at specified dates of the principal and interest on the amount of the outstanding principal, or solely payments of principal and interest (“SPPI”).
The amortized cost of a financial asset is the amount of the initial recognition less the principal payments, plus or minus the accumulated amortization using the effective interest rate method of any difference between the initial amount and the amount as of the maturity and, for financial assets, adjusted for any impairment losses. The exchange fluctuation and impairment are recognized in the consolidated income statement.
3.7.2 Effective interest rate method (“ERR”)
The effective interest rate method consists of calculating the amortized cost of loans and accounts receivables and other financial assets (measured at amortized cost) and allocating interest income/expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.
3.7.3 Financial assets at fair value with changes in other comprehensive income (“FVOCI”)
A financial asset is measured at FVOCI if it meets the following two conditions and is not designated as FVTPL:
•It’s managed within a business model whose objective is achieved through the collection of contractual cash flows and the sale of financial assets; and
•The contractual terms are solely principal and interest payments.
These assets are subsequently measured at fair value. The interest income calculated using the internal rate of return (“IRR”), the exchange fluctuation and any impairment are recognized in profit and loss. Other gains and losses, related to changes in fair value, are recognized in OCI. In the case of derecognition or reclassification, the accumulated gains and losses in OCI are reclassified to profit and loss.
In the initial recognition of an equity instrument that is not held for trading, under the “other” business model, the Company may irrevocably choose to present changes in the fair value of the investment in OCI. This choice has to be made for each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as other income in results unless the dividend represents a recovery of part of the cost of the investment. Other net gains and losses, related to changes in fair value, are recognized in OCI and are not reclassified to consolidated net income in subsequent periods.
3.7.4 Financial assets at fair value through profit or loss (“FVTPL”)
Financial assets designated as FVTPL include financial assets held for trading and financial assets designated at initial recognition as FVTPL. Financial assets are classified as held for trading if they are acquired to sell in the short-term. Derivatives, including embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments as defined in IFRS 9. Financial assets designated as FVTPL are recorded in the consolidated statements of financial position with changes in fair value presented as interest expense (net negative changes in fair value) or interest income (net positive changes in fair value) in the consolidated income statements, including any dividend income.
3.7.5 Evaluation that contractual cash flows are solely principal and interest payments (“SPPI”)
To classify a financial asset within one of the three different categories, the Company determines whether the contractual cash flows of the asset are only principal and interest payments. The Company considers the contractual terms of the financial instrument and whether the financial asset contains any contractual term that could change the timing or amount of the contractual cash flows in such a way that it would not meet the SPPI criteria. In making this evaluation, the Company considers the following:
•Contingent events that would change the amount or timing of cash flows;
•Terms that can adjust the contractual coupon rate, including variable interest rate characteristics;
•Prepayment and extension features; and
•Characteristics that limit the Company's right to obtain cash flows.
A prepaid feature is consistent with the characteristics of SPPI if the prepayment amount substantially represents the amounts of the principal and interest pending payment, which could include reasonable compensation for early termination of the contract. Additionally, a financial asset acquired or originated with a premium or discount to its contractual amount and at initial recognition the fair value of the prepaid characteristic is insignificant, the asset will pass the test of the contractual characteristics of cash flow if the amount of the prepayment represents substantially the contractual amount and accrued interest (but not paid); which may include additional compensation for the early termination of the contract.
3.7.6 Impairment of financial assets
The Company recognizes impairment due to expected credit loss (“ECL”) in:
•Financial assets measured at amortized cost;
•Debt investments measured at FVOCI; and
•Other contractual assets.
Impairment losses on accounts receivable and contractual assets are measured at the amount that equals the lifetime ECL, whether or not it has a significant financing component. The Company applies the criteria to all accounts receivable and contractual assets, together or separately.
The Company measures impairment losses at an amount equal to ECL for the lifetime, except for the following:
•Debt instruments classified as low credit risk; and
•Other debt instruments in which the credit risk (non-recoverability risk over the financial instrument’s expected life) has not increased significantly since the initial recognition.
In determining whether the credit risk of a financial asset has increased significantly since initial recognition and estimating the ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. It includes qualitative and quantitative analysis based on Company’s experience and credit assessment.
The impairment loss is a weighted estimate of the probability of expected loss. The amount of impairment loss is measured as the present value of any lack of liquidity (the difference between the contractual cash flows that correspond to the Company and the cash flows that management expects to receive). The expected credit loss is discounted at the original effective interest rate of the financial asset.
The Company evaluates if there was evidence of impairment on a regular basis or when an impairment indicator exists. Some observable data that financial assets were impaired includes:
•Significant financial difficulty of the issuer or the borrower;
•A breach of contract, such as default or past due event;
•Granting concessions due to the borrower’s financial difficulties which the Company would not consider in other circumstances;
•Indicators that the borrower will enter bankruptcy or other financial reorganization;
•The disappearance of an active market for a financial instrument because of financial difficulties; or
•Information indicating that there was a measurable decrease in the expected cash flows of a group of financial assets.
For an equity instrument, evidence of impairment includes a significant decrease in its fair value lower than its carrying value.
The impairment loss on financial assets measured at amortized cost reduces the book value and for financial assets measured at FVOCI, the impairment loss is recognized as a loss within OCI.
3.7.7 Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:
•The rights to receive cash flows from the financial asset have expired; or
•The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement, and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
3.7.8 Offsetting of financial instruments
Financial assets are required to be offset against financial liabilities and the net amount reported in the consolidated statement of financial position if, and only if, the Company:
•Currently has an enforceable legal right to offset the recognized amounts; and
•Intends to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
3.8 Other financial assets
Other financial assets include long-term accounts receivable, derivative financial instruments and recoverable contingencies acquired from business combinations. Long-term accounts receivable with a stated term are measured at amortized cost using the effective interest method, less any impairment.
3.9 Derivative financial instruments
The Company is exposed to different risks related to cash flows, liquidity, market and third-party credit. As a result, the Company contracts different derivative financial instruments to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies, and interest rate fluctuations associated with its borrowings denominated in foreign currencies and the exposure to the risk of fluctuation in the costs of certain raw materials.
The Company recognizes all derivative financial instruments and hedging activities in the consolidated statement of financial position as either an asset or liability measured at FVTPL or FVOCI, considering quoted prices in recognized markets. If such instruments are not traded in a formal market, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable market data. Changes in the fair value of derivative financial instruments are recorded each period in current earnings or otherwise as a component of cumulative other comprehensive income based on the item being hedged and the effectiveness of the hedge.
3.9.1 Hedge accounting
The Company designates certain hedging instruments, which include derivatives to cover foreign currency risk, as either fair value hedges or cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.
When forward contracts are used to hedge forecasted transactions, the Company generally designates only the change in fair value of the forward contract related to the spot component as the hedging instrument. Gains or losses related to the effective portion of the change in the spot component of forward contracts are recognized in the cash flow hedge reserve under OCI. The change in the forward element of the contract that refers to the hedged item “aligned forward element” is recognized in other comprehensive income in the costs of the hedge reserve in capital stock. In some cases, the Company can designate the total change in the fair value of the forward contract including forward points as a hedging instrument. In those cases, gains or losses related to the effective portion of the change in the fair value of the overall forward contract are recognized in the cash flow hedge reserve under OCI.
3.9.2 Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income under the heading valuation of the effective portion of derivative financial instruments. The gain or loss relating to the ineffective portion is recognized immediately in the “market value (gain) loss on financial instruments” line item within the consolidated income statements.
Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated net income in the periods when the hedged item is recognized in consolidated net income, in the same line of the consolidated income statements as the recognized hedged item.
Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in cumulative other comprehensive income in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated net income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in consolidated net income.
3.9.2.1 Fair value hedges
For hedged items carried at fair value, the change in the fair value of a hedging derivative is recognized in the consolidated income statement as foreign exchange gain or loss. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the consolidated income statement as “foreign exchange gain or loss”.
For fair value hedges relating to items carried at amortized cost, the change in the fair value of the effective portion of the hedge is recognized first as an adjustment to the carrying value of the hedged item and then is amortized through profit or loss over the remaining term of the hedge using the EIR method. EIR amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.
When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.
3.9.2.2 Hedge of net investment in a foreign business
The Company designates debt securities as a hedge of certain net investment in foreign subsidiaries and applies hedge accounting to foreign currency differences arising between the currency of its investments abroad and the functional currency of the holding company (Mexican peso), regardless of whether the net investment is held directly or through a sub-holding company.
Differences in foreign currency that arise in the conversion of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income in the exchange differences in the “translation of foreign operations and associates” caption, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized as market value gain or loss on financial instruments within the consolidated income statements. When part of the hedge of net investment is disposed, the corresponding accumulated foreign currency translation effect is recognized as part of the gain or loss on the disposal in discontinued operations within the consolidated income statement. In the case of an equity instrument measured at FVOCI, the corresponding accumulated foreign currency translation effects remains as part of OCI.
3.10 Fair value measurement
The Company measures financial instruments, such as derivatives, and certain non-financial assets, at fair value at each balance sheet date. Also, fair values of financial instruments measured at amortized cost are disclosed in Notes 14 and 19.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place in either:
•the principal market for the asset or liability; or
•in the absence of a principal market, in the most advantageous market for the asset or liability.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.
•Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 — Unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
For assets and liabilities that are recognized in the consolidated financial statements regularly, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
The Company determines the policies and procedures for both recurring fair value measurements, such as those described in Note 21 and unquoted liabilities such as debt described in Note 19.
For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
3.11 Inventories and cost of goods sold
Inventories are measured at the lower of cost and net realizable value. The net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.
Inventories represent the acquisition or production cost that is incurred when purchasing or producing a product and are based on the weighted average cost formula. The operating segments of the Company use different inventory costing methodologies to value their inventories, such as the weighted average cost method in Coca-Cola FEMSA, Proximity Europe, the distribution centers of Proximity Americas, for most stores within Proximity Americas, as well as the Health Division; and the acquisition method in the Fuel Division.
Cost of goods sold includes expenses related to labor costs (wages and other benefits), depreciation of production facilities, equipment and other costs, including fuel, electricity, equipment maintenance and inspection.
Additionally, cost of goods sold includes:
•Coca-Cola FEMSA:
◦Expenses related to the purchase of raw materials used in the production process.
•Proximity Americas, Proximity Europe and Health Divisions:
◦Expenses related to the purchase of goods and services and outbound freight costs from convenience stores used in the sale process of the Company’s products.
•Fuel Division:
◦Expenses related to the purchase of gasoline, diesel and all engine lubricants used in the sale process of the Company.
Management makes judgments regarding write-downs to determine the net realizable value of the inventory. These write-downs consider factors such as age and condition of goods as well as recent market data to assess the estimated future demand for goods.
3.12 Other current and non-current assets
Other current assets, which will be realized within less than one year from the reporting date, are comprised of prepaid assets and product promotion agreements with customers.
Prepaid assets principally consist of advances to suppliers of raw materials, advertising, promotional, leasing and insurance costs, and are recognized as other current assets at the time of the cash disbursement. Prepaid assets are initially recorded as an asset and are subsequently amortized in the appropriate caption in the consolidated income statement when goods or services have been received.
The Company has prepaid advertising costs which consist of television and radio advertising airtime in advance. These prepaids are generally amortized over the period based on the transmission of the television and radio spots. The related production costs are recognized in the consolidated income statement as incurred.
Coca-Cola FEMSA has agreements with customers for the right to sell and promote Coca-Cola FEMSA’s products over a certain period. The majority of these agreements have terms of more than one year, and the related costs are amortized using the straight-line method over the term of the contract and deducted from Net sales as consideration paid to customers. During the years ended December 31, 2025, 2024 and 2023, such amortization aggregated to Ps. 259, Ps. 258 and Ps. 304, respectively. See Note 9.1 and Note 14.1.
3.13 Equity method accounted investees
Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but not control over those policies. Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value.
Investments in associates are accounted for using the equity method and initially recognized at cost, which comprises the investment’s purchase price and any directly attributable expenditure necessary to acquire it. The carrying value of the investment is adjusted to recognize changes in the Company’s shareholding of the associate since the acquisition date. The financial statements of the associates are prepared for the same reporting period as the Company.
The consolidated financial statements include the Company’s share of the associates consolidated net income and other comprehensive income, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.
Profits and losses resulting from 'upstream' and 'downstream' transactions between the Company (including its consolidated subsidiaries) and an associate are recognized in the consolidated financial statements only to the extent of unrelated investors' interests in the associate. 'Upstream' transactions are, for example, sales of assets from an associate to the Company. 'Downstream' transactions are, for example, sales of assets from the Company to an associate. The Company’s share in the associate’s profits and losses resulting from these transactions is eliminated.
When the Company’s share of losses exceeds the carrying amount of the investment in the associate, including any advances, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has a legal or constructive obligation to pay the associate or has to make payments on behalf of the associate.
Goodwill identified at the acquisition date is presented as part of the investment in shares of the associate in the consolidated statement of financial position. Any goodwill arising on the acquisition of the Company’s interest in an associate is measured in accordance with the Company’s accounting policy for goodwill arising in a business combination, see Note 3.2 and Note 10.
After the application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. Goodwill that forms part of the carrying amount of the net investment in an associate or a joint venture is not separately recognized and therefore is not tested for impairment separately. Instead, the entire carrying amount of the investment is tested for impairment in accordance with IAS 36 as a single asset, by comparing its recoverable amount. The Company determines at each reporting date whether there is any objective evidence that the investment in the associates is impaired. If this is the case, the Company determines the amount of impairment as the difference between the recoverable amount of the investment and its carrying value and recognizes the amount in the share in profit or loss of equity method accounted investees, net of tax in the consolidated income statements.
If an investment interest is reduced but continues to be classified as an associate, the Company reclassifies to profits or losses the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to the reduction in ownership interest if the gain or loss would be required to be reclassified to consolidated net income on the disposal of the related investment.
The Company reclassifies in each case proportionate to the interest disposed of the following amounts recognized in other comprehensive income: i) foreign exchange differences, ii) accumulated hedging gains and losses, iii) any other amount previously recognized that would have been recognized in net income if the associate had directly disposed of the asset to which it relates.
Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value.
A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The Company classifies its interests in joint arrangements as either joint operations or joint ventures depending on the Company’s rights to the assets and obligations for the liabilities of the arrangements.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The Company recognizes its interest in the joint ventures as an investment and accounts for that investment using the equity method. For the years ended December 31, 2025, 2024 and 2023 the Company does not have an interest in joint operations.
If an investment interest is reduced but continues to be classified as joint arrangement, the Company reclassifies to profits or losses the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to the reduction in ownership interest if the gain or loss would be required to be reclassified to consolidated net income on the partial disposal of the related investment.
The Company reclassifies the proportion of the interest disposed of a joint venture investment based on the overall reduction in the investment. During the years ended December 31, 2025, 2024, and 2023 the Company did not have any significant disposals or partial disposals of joint arrangements.
Upon loss of joint control over a joint venture, the Company measures and recognizes any retained investment at its fair value.
Coca-Cola FEMSA accounts for its investment in Venezuela using fair value through OCI using Level 3 inputs. In 2025, Coca-Cola FEMSA recognized a fair value loss on the investment of Ps. 372. As of December 31, 2025, 2024 and 2023 the fair value of Venezuela investment was Ps. 0. and the accumulated losses recognized in the “other equity instruments” amounted for Ps. 2,445, Ps. 2,073 and Ps. 1,777 respectively.
3.14 Property, plant and equipment
Property, plant, and equipment are initially recorded at their cost of acquisition and/or construction and are presented net of accumulated depreciation and accumulated impairment losses, if any. The borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of that asset, if material.
Major maintenance costs are capitalized as part of the total acquisition cost. Routine maintenance and repair costs are expensed as incurred.
Investments in progress consist of long-lived assets not yet in service or, in other words, that are not yet ready for the purpose that they were bought, built or developed. The Company expects to complete those investments during the following 12 months.
Depreciation is computed using the straight-line method over the asset’s estimated useful life. Where an item of property, plant and equipment comprises major components having different useful lives, the components are accounted and depreciated for as separate items of property, plant and equipment.
The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	20-50
Machinery and equipment	5-25
Distribution equipment	3-14
Refrigeration equipment	7-10
Returnable bottles	1.5-4
Leasehold improvements	The shorter of the lease term or 20 years
Information technology equipment	3-6
Other equipment	2-15
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds (if any) and the carrying amount of the asset and is recognized in the consolidated income statement.
Returnable and non-returnable bottles:
Coca-Cola FEMSA has two types of bottles: returnable and non-returnable.
•Non-returnable bottles are expensed in the consolidated income statement at the time of the sale of the product.
•Returnable bottles are classified as long-lived assets as a component of property, plant and equipment. Returnable bottles are recorded at acquisition cost. Depreciation of returnable bottles is computed using the straight-line method over their estimated useful lives of the bottles.
There are two types of returnable bottles:
•Those that are in Coca-Cola FEMSA’s control within its facilities, plants and distribution centers; and
•Those that have been placed in the hands of customers, and still belong to Coca-Cola FEMSA.
Returnable bottles that have been placed in the hands of customers are subject to an agreement with a retailer pursuant to which the Coca-Cola FEMSA retains control and ownership. These bottles are monitored by sales personnel during periodic visits to customers and Coca-Cola FEMSA has the right to charge any breakage identified to the customer. Bottles that are not subject to such agreements are expensed when placed in the hands of customers.
Coca-Cola FEMSA’s returnable bottles are depreciated according to their estimated useful lives (4 years for glass bottles and 1.5 years for PET bottles). Deposits received from customers are amortized over the same estimated useful lives of the bottles.
3.15 Leases
The Company assesses at its inception whether a contract is, or contains, a lease when the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. The Company assesses whether a contract is a lease arrangement, when:
•The contract involves the use of an identified asset – this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all the capacity of a physically distinct asset. If the lessor has substantive substitution rights, then the asset is not identified;
•The Company has the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
•The Company has the right to direct the use of the asset when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. When the use of the asset is predetermined, the Company has the right to direct the use of the asset if either: i) it has the right to operate the asset; or ii) it designed the asset in a way that predetermines how and for what purpose it will be used.
The Company enters into leases mainly for land and buildings for its retail stores and other buildings for its offices. In general, lease agreements for retail stores last 15 years, and office space agreements generally have terms between three and five years.
As a lessee
Initial recognition
At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset considers any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The lease liability is initially measured at the present value of the lease payments to be made over the lease term. The future lease payments are discounted using the Company’s incremental borrowing rate, which is considered as the rate that the Company would negotiate when obtaining financing for a similar period, and with a similar guarantee, to obtain an asset of a similar value to the leased asset. For the Company, the discount rate used to measure the right of use asset and its lease liability is the rate related to the cost of financing for the Company from the consolidated perspective (“Ultimate Parent Company”).
Lease payments included in the measurement of the lease liability, comprise the following:
•Fixed payments, including in-substance fixed payments, less any incentives receivable;
•Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•The exercise price under a purchase option that the Company is reasonably certain to exercise, an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early; and
•Amounts expected to be payable to the lessor under residual value guarantees.
The Company does not recognize a right-of-use asset and a lease liability for short-term leases that have a lease term of 12 months or less and leases of low-value assets, mainly technological equipment used by the employees, such as computers, handheld devices, and printers. The Company recognizes the lease payments associated with these leases as an expense in the consolidated statement of income as they are incurred.
Subsequent measurement
The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the asset or the end of the lease term. In addition, the right-of-use asset is periodically adjusted for impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is measured at amortized cost using the effective interest rate method. The Company remeasures the lease liability when there is a modification in the lease term or amounts of expected payments under a residual value guarantee and when it arises from a change in an index or rate, without modifying the incremental borrowing rate (unless it results from a change in a floating rate). The lease liability is remeasured using a new incremental borrowing rate at the date of the modification when:
•An extension or termination option is exercised modifying the non-cancellable period of the contract; or
•The Company changes its assessment of whether it will exercise a purchase option of the underlying asset.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying value amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
A modification to the lease agreement is accounted for as a separate lease if both of the following conditions are met: i) the modification increases the scope of the lease by adding the right-to-use one or more underlying assets, and ii) the consideration for the lease increases by an amount proportional to the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the contract.
In the consolidated statement of income, the interest expense from the lease liability is recognized as a component of interest expense, unless it is directly attributable to qualifying assets, in which case it is capitalized in accordance with the Company’s accounting policy on borrowing costs. Depreciation of the right-of-use asset is recognized in the consolidated statement of income.
Leasehold improvements on lease agreements are recognized as a part of property, plant and equipment in the consolidated financial statements and are amortized using the straight-line method over the shorter of either the useful life of the assets or the related lease term.
All intra-group right-of-use assets and lease liabilities, interest expenses, depreciation and cash flows relating to transactions between subsidiaries of the Company are eliminated on consolidation.
3.16 Intangible assets
Intangible assets are identifiable non-monetary assets without physical substance and represent payments whose benefits will be received in future years. Intangible assets acquired separately are measured at initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition (see Note 3.2). Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite, in accordance with the period over which the Company expects to receive the benefits.
Intangible assets with finite useful lives are amortized and mainly consist of:
•Customer relationships intangible assets acquired in a business combination, are recognized on acquisition and recorded at fair value. After initial recognition, customer relationships intangible assets are stated at cost less accumulated amortization and any impairment losses. Amortization is charged to the consolidated income statement on a straight-line basis over the estimated useful economic lives which range from 10 to 12 years.
•Technology costs and management system costs incurred during the development stage which are currently in use. Such amounts are capitalized and then amortized using the straight-line method over their expected useful lives, with a range in useful lives from 3 to 11 years. Expenditures that do not fulfill the requirements for capitalization are recorded as expenses as incurred.
•Alcohol licenses are amortized using the straight-line method over their estimated useful lives, which are estimated at 12 years.
Amortized intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable through its expected future cash flows.
Intangible assets with indefinite useful lives consist of:
•Rights to produce and distribute Coca-Cola trademark products in the Company’s territories.
As of December 31, 2025, Coca-Cola FEMSA had four bottler agreements in Mexico, (i) Valley of Mexico territory, which is up for renewal in June 2033, (ii) Southeast territory, which is up for renewal in June 2033, (iii) Bajio territory, which is up for renewal in May 2035 and (iv) Golfo territory, which is up for renewal in May 2035. As of December 31, 2025, Coca-Cola FEMSA had one bottler agreement in Brazil, which is up for renewal in October 2027. As of December 31, 2025, Coca-Cola FEMSA had three bottler agreements in Guatemala, which are up for renewal in March 2035 (one contract) and April 2028 (two contracts).
In addition, Coca-Cola FEMSA had one bottler agreement in each country which is up for renewal as follows: Argentina, which is up for renewal in September 2034; Colombia which is up for renewal in June 2034; Panama which is up for renewal in November 2034; Costa Rica which is up for renewal in September 2027; Nicaragua which is up for renewal in May 2026; and Uruguay which is up for renewal in June 2028.
As of December 31, 2025, Coca-Cola FEMSA’s Venezuela investee had one bottler agreement, which is up for renewal in August 2026.
The bottler agreements are automatically renewable for ten-year terms, subject to the right of either party to give prior notice that it does not wish to renew a specific agreement. In addition, these agreements generally may be terminated in the case of material breach. Termination would prevent Coca-Cola FEMSA from selling Coca-Cola trademark beverages in the affected territory and would have an adverse effect on the Company´s business, financial conditions and results from operations.
•Trademark rights include Health Division’s trademark rights which consist of standalone beauty store retail banners, pharmaceutical distribution to third-party clients and the production of generic and bio equivalent pharmaceuticals.
Intangible assets with an indefinite life are not amortized and are subject to impairment tests on an annual basis as well as whenever certain circumstances indicate that the carrying amount of those intangible assets may exceed their recoverable value.
3.17 Non-current assets held for sale and discontinued operations
The Company classifies non-current assets and disposal groups as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuous operational use. This condition is regarded as met only when the sale is highly probable and the non-current asset (or disposal group) is available for immediate sale in its present condition. The sale is considered highly probable if the following conditions are met:
•The appropriate level of management must be committed to a plan to sell the asset (or disposal group);
•An active program to locate a buyer and complete the plan must have been initiated;
•The asset (disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value; and
•The sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.
Non-current assets (or disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell. As of December 31, 2025 the Company had no assets and liabilities held for sale.
Discontinued operations are excluded from the continuing operations and are also presented as a single line item as earnings (loss) after income taxes of discontinued operations in the consolidated income statement.
If the Company ceases to classify a component of an entity as held for sale, the results of operations of the component previously presented in discontinued operations is reclassified and included in income from continuing operations for all periods presented.
For the year ended on December 31, 2025, 2024 and 2023 the Company has discontinued operations related to its investment in Heineken and other significant businesses that have been disposed. See Note 4.
3.18 Impairment of long-lived assets
At the end of each reporting period, the Company reviews the carrying amounts of its long-lived tangible and intangible assets with finite lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest CGUs for which a reasonable and consistent allocation basis can be identified.
For impairment testing, goodwill acquired in a business combination is allocated at the acquisition date to each of the group’s CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
For goodwill and other indefinite-lived intangible assets, the Company tests for impairment on an annual basis and whenever certain circumstances indicate that the carrying amount of the related CGU might exceed its recoverable amount.
The recoverable amount is the higher of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted, as discussed in Note 2.3.2.1.
If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated net income.
Where the conditions leading to an impairment loss no longer exist, it is subsequently reversed. That is, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in consolidated net income. Impairment losses related to goodwill are not reversible.
For the years ended December 31, 2025, 2024 and 2023, the Company recognized impairment losses of Ps. 0, Ps. 2,801 and Ps. 1,248, respectively (see Note 20).
3.19 Financial liabilities and equity instruments
3.19.1 Classification as debt or equity
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
3.19.2 Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received net of direct issue costs.
Repurchase of the Company’s own equity instruments is recognized as a deduction from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s equity instruments.
3.19.3 Financial liabilities
Initial recognition and measurement
Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at amortized cost, except for derivative instruments designated as hedging instruments in an effective hedge, which are recognized at FVTPL. The Company determines the classification of its financial liabilities at initial recognition.
All financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.
The Company’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments, see Note 3.9.
Subsequent measurement
The subsequent measurement of the Company’s financial liabilities depends on their classification as described below.
3.19.4 Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated income statements when the liabilities are derecognized.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest method amortization is included in interest expense in the consolidated income statements, see Note 19.
3.19.5 Derecognition
A financial liability is derecognized when the obligation under the liability is discharged, canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated income statements.
3.20 Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.
The Company recognizes a provision for a loss contingency when it is probable (i.e. the probability that the event will occur is greater than the probability that it will not) that certain effects related to past events, would materialize and can be reasonably quantified. These events and their financial impact are also disclosed as loss contingencies in the consolidated financial statements when the risk of loss is deemed to be other than remote. The Company does not recognize an asset for a gain contingency until the gain is virtually certain, see Note 26.
Restructuring provisions are recognized only when the recognition criteria for provisions are satisfied. The Company has a constructive obligation when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, there is a detailed estimate of the associated costs, and an appropriate timeline. Furthermore, the employees affected must have been notified of the plan’s main features.
3.21 Post-employment and other short and long-term employee benefits
Post-employment and other long-term employee benefits include obligations for pension and retirement plans, seniority premiums and postretirement medical services.
In Mexico, the economic benefits from employee benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In addition, in accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. The seniority premium benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily before the vesting of their seniority premium benefit. For qualifying employees, the Company also provides certain post-employment healthcare benefits such as the medical-surgical services, pharmaceuticals, and hospitals.
For defined benefit retirement plans and other long-term employee benefits, such as the Company’s sponsored pension and retirement plans, seniority premiums and postretirement medical service plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All remeasurement effects of the Company’s defined benefit obligation such as actuarial gains and losses are recognized directly in OCI. The Company presents service costs within cost of goods sold, administrative and selling expenses in the consolidated income statements. The Company presents net interest cost within interest expense in the consolidated income statements. The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period. Certain subsidiaries of the Company have established plan assets for the payment of pension benefits, seniority premiums and postretirement medical services through irrevocable trusts of which the employees are named as beneficiaries, which serve to decrease the unfunded status of such plans’ related obligations.
Costs related to compensated absences, such as vacations and vacation premiums, are recognized on an accrual basis.
Employee profit sharing (“PTU”) in Mexico is paid by the Company’s Mexican subsidiaries to its eligible employees. In Mexico, PTU is computed at the rate of 10% of the individual company taxable income. PTU in Mexico is calculated from the same taxable income for income tax, except for the following: i) neither tax losses from prior years nor the PTU paid during the year are deductible; and ii) payments to employees that are exempt from taxes are fully deductible in the PTU computation.
The amendment to the Federal Labor Law established a limit on the amount to be paid for profit sharing to employees, which indicates that the amount of PTU assigned to each employee may not exceed the equivalent of three months of the employee’s current salary, or the average PTU received by the employee in the previous three years, whichever is greater. If the PTU determined is less than or equal to this limit, the PTU will be determined by applying 10% of the individual company taxable income. If the PTU determined exceeds this limit, the limit would apply and this should be considered the PTU for the period.
A settlement occurs when an employer enters into a transaction that eliminates all further legal or constructive obligations for part or all of the benefits provided under a defined benefit plan. A curtailment arises from an isolated event such as the closing of a plant, discontinuance of an operation or termination or suspension of a plan. Gains or losses on the settlement or curtailment of a defined benefit plan are recognized when the settlement or curtailment occurs.
3.22 Revenue recognition
The Company recognizes revenue when control of goods sold or services has been transferred to the customer. Control refers to the ability that the customer has to direct the use and also to obtain substantially all the benefits of the goods or services exchanged. These benefits are generally paid on a short-term basis.
Management defined the following as indicators to analyze the timing and circumstances as well as the amount by which the revenues would be recognized:
•Identify the contract(s) with a customer (written, oral or any other according to business practices);
•Evaluate the goods and services promised in the customer contract and identifying how each performance obligation in the contract will be transferred to the customer;
•Consider the contractual terms jointly with business practices to determine the transaction price. The transaction price is the amount of the consideration the Company expects to receive in exchange for transferring the promised goods and services to the customer, excluding tax on sales. The expected consideration in a contract may include fixed amounts, variable amounts or both;
•Allocate the transaction price to each performance obligations in the contract (to each good and service that is different) for an amount that represents the consideration to which the entity expects to receive in exchange for the goods and services arranged with the customer; and
•Recognize revenue when (or as) the entity satisfies a performance obligation in exchange for promised goods and services.
All of the above conditions are typically met at the point in time that goods are delivered to the customer at the customers’ facilities. The net sales reflect the effect of agreements with customers, the units delivered at list price, net of variable considerations such as promotions and discounts, which are measure based on the amounts agreed with customers using the expected value method.
The benefits granted from suppliers to the Company as discounts and incentives are recognized as benefits in the cost of goods sold because the Company does not have a separate performance obligation.
When the Company is not the primary responsible party for selling goods or providing services to its customers, it recognizes revenues on a net basis as an agent, in the net sales line item which are generated mainly by Proximity Americas.
All the conditions mentioned above are accomplished normally when the goods are delivered to the customer, usually payment terms vary from 0 to 90 days.
The Company generates revenues for the following activities:
Sale of goods
Includes the sales of goods by all the subsidiaries of the Company, mainly the sale of beverages of the leading brand of Coca-Cola and the sale or consumption of goods in the small-format stores of the Proximity Americas, Proximity Europe, Health Division and Fuel Division; in which the revenue is recognized at the point of time those products were sold to the customers. See Note 28.
Rendering of services
Includes the revenues of distribution services, maintenance services and packing of raw materials that the Company recognizes as revenues as the related performance obligation is satisfied. The Company recognizes revenues for the rendering of services during the period in which the performance obligation is satisfied when the following conditions are met:
•The customer receives and consumes simultaneously the benefits, as the Company satisfies the obligation;
•The customer controls the related assets, even if the Company improves them;
•The revenues can be measured reliably; and
•It is probable that economic benefits will flow to the Company.
Rewards programs
The Company recognizes a contract liability for the obligation to award additional benefits to its customers mainly from reward points granted by Proximity Americas and Fuel Division. In determining the contract liability associated with the customer loyalty program, management considers the number of reward points granted to customers, which represent a separate performance obligation. Revenue allocated to the reward points is deferred and recognized when the points are redeemed or expire. Control of the related inventory is transferred to the customer upon redemption of the reward points. These contract liabilities as of December 31, 2025 and 2024 amounted to Ps. 526 and Ps. 418, respectively and are included as part of the “trades payable” caption.
Variable consideration
The Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. Some contracts include promotions, discounts or any other variable allowances that may be granted to the customers. These estimates are based on the commercial agreements celebrated with the customers and on the historical performance for the customer.
Sales discounts are considered variable consideration and are reflected in the client’s invoice. Accordingly, discounts are recognized at the point of sale, with revenue recorded net of discounts.
In the wholesaler channel, retail products are sold at a discount based on volume, considering total sales during certain period. Revenues on these sales are recognized based on the price established in the agreement, net of variable consideration for discounts for estimated volume. The Company uses its accumulated experience to estimate discounts, using the expected value method.
Significant financing component
There is no significant financing component, since most sales are made either in cash or on credit with payment terms of less than one year.
Contracts costs
The incremental costs for obtaining a customer contract are recognized as an asset if the Company expects to recover those costs. The incremental costs are those incurred to obtain a contract and that would not be incurred if the contract hadn’t been obtained. The Company recognizes these costs as incurred in the consolidated income statement when the associated revenue is realized in a period equal to or less than one year. The contract costs, are amortized on a straight-
line basis over the terms of the related revenue contracts, reflecting how the goods and services are transferred to the client. Any other costs that are related to the fulfillment of a contract with a customer and not within the scope of another IFRS standard (e.g. IAS 2, Inventories), are recorded as an asset if they meet the following criteria:
•The costs relate directly to a contract that the Company expects to identify specifically;
•The costs generate or improve the resources of the Company that will be applied to satisfy, or continue satisfying performance obligations in the future; and
•The costs are expected to be recovered.
The contract asset is amortized in the same manner as the goods and services are transferred to the customer. Accordingly, the asset is recognized in the consolidated income statement through its amortization in the same period in which the related revenue is recognized. For the years ended December 31, 2025, 2024 and 2023, contract costs were not significant.
3.23 Administrative and selling expenses
Administrative expenses include labor costs (salaries and other benefits, including PTU) of employees not directly involved in the sale or production of the Company’s products, as well as professional service fees, the depreciation of office facilities, amortization of capitalized information technology system implementation costs and any other similar costs.
Selling expenses include:
•Coca-Cola FEMSA:
•Distribution: outbound freight costs, warehousing costs of finished products, write-off of returnable bottles in the distribution process, depreciation and maintenance of trucks and other distribution facilities and equipment.
•Coca-Cola FEMSA, Proximity Americas, Proximity Europe, Health and Fuel Divisions
•Sales: labor costs (salaries and other benefits including PTU) and sales commissions paid to sales personnel; and
•Marketing: promotional expenses and advertising costs.
3.24 Income taxes
The income tax expense represents the sum of the current tax payable and deferred tax. Income taxes are charged to the consolidated income statements, except when they relate to items that are recognized in other comprehensive income or directly in equity.
Uncertain tax positions
The Company operates in numerous tax jurisdictions and is subject to periodic tax inspections, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate income tax.
Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
3.24.1 Current income taxes
Income taxes are recognized in the results, however, in the case of inflationary effects, penalties and surcharges derived from income taxes from previous years, they are recognized within the line of other expenses and other income before the income taxes line item in the consolidated income statement of the Company since Management considers that the aforementioned inflationary effects, penalties and surcharges are not an integral part of the income taxes of the year (see Note 25.8).
3.24.2 Deferred income taxes
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, including tax loss carryforwards and certain tax credits, to the extent that it is probable that future taxable profits, reversal of existing taxable temporary differences and future tax planning strategies will create taxable profits that will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from initial recognition of goodwill (no recognition of deferred tax liabilities) or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In the case of Brazil, where certain goodwill amounts are at times deductible for tax purposes, the Company recognizes as part of the acquisition method a deferred tax asset for the tax effect of the excess of the tax basis over the related carrying value.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income taxes are classified as a long-term asset or liability, regardless of when the temporary differences are expected to be reversed.
Deferred tax relating to items recognized in the other comprehensive income is recognized in correlation to the underlying transaction in OCI.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from how the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
The Company offsets tax assets and liabilities only if it has a legally enforceable right to offset current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes are levied by the same tax authority.
In Mexico, the income tax rate was 30% for 2025, 2024 and 2023, and currently Management has no reason to believe that the tax rate will change in the foreseeable future. The tax rates for other countries is disclosed in Note 25.
3.25 Share-based payments arrangements
Senior executives of the Company receive remuneration in the form of FEMSA and Coca-Cola FEMSA share-based payment transactions, whereby the employees render services as consideration for equity instruments. Under this stock incentive plan, eligible executive officers and senior management are entitled to receive a special annual bonus in cash, after withholding applicable taxes, to purchase FEMSA and Coca-Cola FEMSA shares traded in the Mexican Stock Exchange. This plan uses the EVA result achieved, and their individual performance as its main evaluation metric. The Company makes a cash contribution to the administrative trust (which is controlled and consolidated by FEMSA) in the amount of the individual executive’s special bonus. The administrative trust then uses the funds to purchase FEMSA and Coca-Cola FEMSA shares or options (as instructed by the Corporate Practices Committee). The equity instruments are granted and then held by an administrative trust controlled and consolidated by the Company until vesting. They are accounted for as equity-settled transactions. The award of equity instruments is based on a fixed monetary value on the grant date.
Equity-settled share-based payments to these employees are measured at the fair value of the equity instruments at the grant date. The fair value determined at the grant date of the equity-settled share-based payments is expensed and recognized based on the graded vesting method over the vesting period at 33% per year over three-year period, based on the Company’s estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated income statements such that the cumulative expense reflects the revised estimate.
3.26 Earnings per share
The Company presents basic and diluted earnings per share (“EPS”) data for its shares. Basic EPS is calculated by dividing the consolidated net income attributable to equity holders of the parent by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the year. Diluted EPS is determined by adjusting the weighted average number of shares outstanding including the weighted average of the Company’s own shares purchased in the year for the effects of all potentially dilutive securities, which comprise share rights granted to employees described above. See Note 24.